Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Consolidated Balance Sheets

Summary of Restatements - Consolidated Balance Sheets:

	As of September 30, 2023
	As previously reported	Adjustments	Reference	As restated
ASSETS

CURRENT ASSETS
Cash	$1,430	$-		$1,430
Prepaid expenses	154,519	-		154,519
Advance to a related company	97,882	-		97,882
Deposits	127,664	-		127,664
Other receivables	54,468	-		54,468
Total current assets	435,963	-		435,963

OTHER ASSETS
Property and equipment, net	1,598	-		1,598
Intangible assets, net	5,826,499	(5,826,499)	a	-
Software, net	337	-		337
Deferred merger costs	-	704,334	b	704,334
Total non-current assets	5,828,434	(5,122,165)	a, b	706,269

Total assets	$6,264,397	$(5,122,165)	a, b	$1,142,232

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Loans from third parties	$510,234	$-		$510,234
Other payables and accrued expenses	348,807	41,450	c	390,257
Payable to directors	-	2,231,781	d	2,231,781
Total current liabilities	859,041	2,273,231	c, d	3,132,272

OTHER LIABILITIES
Payable to directors	2,231,781	(2,231,781)	d	-
Compensation payable to a shareholder	5,756,366	(418,093)	a	5,338,273
Total non-current liabilities	7,988,147	(2,649,874)	a, d	5,338,273

Total liabilities	8,847,188	$(376,643)	a, c, d	8,470,545

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.0001 par value; 479,000,000 shares authorized; 137,750,000* shares issued and outstanding as of September 30, 2023	13,775	-		13,775
Additional paid-in capital	587,499	-		587,499
Accumulated deficit	(3,255,885)	(4,727,705)	a, b, c	(7,983,590)
Accumulated other comprehensive income	71,820	(17,817)	a, b, c	54,003
Total shareholders’ deficit	(2,582,791)	(4,745,522)	a, b, c	(7,328,313)

Total liabilities and shareholders’ deficit	$6,264,397	$(5,122,165)	a, b, c	$1,142,232

*	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.

Schedule of Consolidated Statements of Operations and Comprehensive loss

Summary of Restatements - Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss:

	For the Three Months Ended June 30, 2024
	As previously reported	Adjustments	Reference	As restated

Operating expenses:
General and administrative expenses	$2,132,149	$(119,211)	a, c, e	$2,012,938
Total operating expenses	2,132,149	(119,211)	a, c, e	2,012,938

Loss from operations	(2,132,149)	119,211	a, c, e	(2,012,938)

Other income (expenses)
Interest expense, net	(5,796)	514	e	(5,282)
Other expenses, net	-	(311)	c	(311)
Total other expense, net	(5,796)	203	c, e	(5,593)

Loss before income taxes	(2,137,945)	119,414	a, c, e	(2,018,531)

Income tax expense	-	-		-

Net loss	$(2,137,945)	$119,414	a, c, e	$(2,018,531)

Foreign currency translation adjustment	(18,415)	(1,937)	a, c, e	(20,352)

Total comprehensive loss attributable to ordinary shareholders	$(2,156,360)	$117,477	a, c, e	$(2,038,883)

Weighted average number of ordinary shares outstanding - basic and diluted*	2,445,688	(41)	d	2,445,647

Loss per ordinary share - basic and diluted*	$(0.87)	$0.04	a, b, c, d e	$(0.83)

*	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.

Summary of Restatements - Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss:

	For the Nine Months Ended June 30, 2024
	As previously reported	Adjustments	Reference	As restated

Operating expenses:
General and administrative expenses	$14,139,078	$2,189,882	a, b, c, e	$16,328,960
Total operating expenses	14,139,078	2,189,882	a, b, c, e	16,328,960

Loss from operations	(14,139,078)	(2,189,882)	a, b, c, e	(16,328,960)

Other income (expenses)
Interest expense, net	(17,440)	(345,044)	a, c	(362,484)
Other expenses, net	-	(1,363)	c	(1,363)
Total other expense, net	(17,440)	(346,407)	a, c	(363,847)

Loss before income taxes	(14,156,518)	(2,536,289)	a, b, c, e	(16,692,807)

Income tax expense	-	-		-

Net loss	$(14,156,518)	$(2,536,289)	a, b, c, e	$(16,692,807)

Foreign currency translation adjustment	(29,994)	(164,327)	a, b, c, e	(194,321)

Total comprehensive loss attributable to ordinary shareholders	$(14,186,512)	$(2,700,616)	a, b, c, e	$(16,887,128)

Weighted average number of ordinary shares outstanding - basic and diluted*	972,814	1,382,286	d	2,355,100

Loss per ordinary share - basic and diluted*	$(14.55)	$7.46	a, b, c, d, e	$(7.09)

*	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.

Summary of Restatements - Consolidated Statements of Operations and Comprehensive loss:

	For the Year Ended September 30, 2023
	As previously reported	Adjustments	Reference	As restated

Operating expenses:
General and administrative expenses	$2,316,454	$(1,090,953)	a, b, c	$1,225,501
Total operating expenses	2,316,454	(1,090,953)	a, b, c	1,225,501

Loss from operations	(2,316,454)	1,090,953	a, b, c	(1,225,501)

Other income (expenses)
Interest expense, net	(24,207)	(592,191)	a	(616,398)
Total other expense, net	(24,207)	(592,191)	a	(616,398)

Loss before income taxes	(2,340,661)	498,762	a, b, c	(1,841,899)

Income tax expense	-	-		-

Net loss	$(2,340,661)	$498,762	a, b, c	$(1,841,899)

Foreign currency translation adjustment	68,394	55,604	a, b	123,998

Total comprehensive loss attributable to ordinary shareholders	$(2,272,267)	$554,366	a, b, c	$(1,717,901)

Weighted average number of ordinary shares outstanding - basic and diluted*	137,750,000	-		137,750,000

Loss per ordinary share - basic and diluted	$(0.02)	$0.01	a, b, c	$(0.01)

*	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.

Schedule of Consolidated Statements of Cash Flows

Summary of Restatements - Unaudited Condensed Consolidated Statements of Cash Flows:

	For the Nine Months Ended June 30, 2024
	As previously reported	Adjustments	Reference	As restated

Cash flows from operating activities:
Net loss	$(14,156,518)	$(2,536,289)	a, b, e	$(16,692,807)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense	323,772	(323,696)	a, e	76
Depreciation expense	3,870	(12)	e	3,858
Foreign currency translation	(29,994)	29,994	e	-
Changes in operating assets and liabilities
Prepaid expenses	125,596	(32,110)	d, e	93,486
Advance to a related company	97,882	(529)	e	97,353
Deposits	(43,114)	(763)	e	(43,877)
Other receivables	(47,018)	(337)	e	(47,355)
Interests payable	17,433	(9)	e	17,424
Other payables	(289,900)	290,000	d	100
Accrued expenses	(878,520)	1,071,791	d, e	193,271
Related party payable	(88,542)	88,542	d	-
Deferred underwriting fee	(2,000,000)	2,000,000	d	-
Payable to directors	2,463,297	(2,463,297)	a, c, d, e	-
Provision for bonus	10,154,677	3,645,323	c	13,800,000
Net cash used in operating activities	(4,347,079)	1,768,608	a, b, c, d, e	(2,578,471)

Cash flows from investing activities:
Purchases of property and equipment	(1,271,043)	(691)	e	(1,271,734)
Net cash used in investing activities	(1,271,043)	(691)	e	(1,271,734)

Cash flows from financing activities:
Proceeds from issuance of shares	6,260,259	(6,260,259)	d	-
Repayment of working capital loan	(555,358)	555,358	d	-
Proceeds from long-term debt - related party	-	2,583,996	c	2,583,996
Repayments to long-term debt - related party	-	(105,988)	c	(105,988)
Payments of deferred merger costs	-	(919,446)	b, e	(919,446)
Proceeds from the completion of reverse recapitalization	-	1,231	d	1,231
Proceeds from PIPE investment	-	2,500,000	b, c, d, e	2,500,000
Net cash provided by financing activities	5,704,901	(1,645,108)	b, c, d, e	4,059,793

Effect of exchange rate changes	-	(122,809)	e	(122,809)

Net change in cash	86,779	-		86,779

Cash - beginning of the period	1,430	-		1,430

Cash - end of the period	$88,209	$-		$88,209

Summary of Restatements - Consolidated Statements of Cash Flows:

	For the Year Ended September 30, 2023
	As previously reported	Adjustments	Reference	As restated

Cash flows from operating activities:
Net loss	$(2,340,661)	$498,762	a, b, c	$(1,841,899)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense	431,593	(431,593)	a	-
Depreciation expense	103	-		103
Changes in operating assets and liabilities
Prepaid expenses	(77,215)	-		(77,215)
Advance to a related company	10,289	-		10,289
Deposits	(127,664)	-		(127,664)
Other receivables	(34,183)	-		(34,183)
Interests payable	23,380	-		23,380
Other payables and accrued expenses	119,147	41,450	c	160,597
Payable to directors	1,704,724	592,191	a	2,296,915
Net cash provided by operating activities	(290,487)	700,810	a, b, c	410,323

Cash flows from investing activities:
Purchases of property and equipment	(1,598)	-		(1,598)
Net cash used in investing activities	(1,598)	-		(1,598)

Cash flows from financing activities:
Payments of deferred merger costs	-	(700,810)	b	(700,810)
Net cash used in financing activities	-	(700,810)	b	(700,810)

Effect of exchange rate changes	68,394	-		68,394

Net change in cash	(223,691)	-		(223,691)

Cash - beginning of the year	225,121	-		225,121

Cash - end of the year	$1,430	$-		$1,430